Schedule of Property and Equipment (Details) - USD ($)	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022
Property, Plant and Equipment [Line Items]
Total	$ 97,179	$ 90,566	$ 87,639
Accumulated depreciation	(89,266)	(74,030)	(43,645)
Property and Equipment, net of depreciation	7,913	16,536	43,994
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	17,018	17,018	17,018
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 80,161	$ 73,548	$ 70,621